International Currency Translation	12 Months Ended
Jan. 01, 2012
Foreign Currency Translation [Abstract]
International Currency Translation

14.     International Currency Translation

For translation of its subsidiaries operating in non-U.S. Dollar currencies, the Company has determined that the local currencies of its international subsidiaries are the functional currencies except those in highly inflationary economies, which are defined as those which have had compound cumulative rates of inflation of 100% or more during the past three years, or where a substantial portion of its cash flows are not in the local currency.

In consolidating international subsidiaries, balance sheet currency effects are recorded as a component of accumulated other comprehensive income. This equity account includes the results of translating all balance sheet assets and liabilities at current exchange rates, except for those located in highly inflationary economies. The translation of balance sheet accounts for highly inflationary economies are reflected in the operating results.

An analysis of the changes during 2011, 2010 and 2009 for foreign currency translation adjustments is included in Note 13.

Net currency transaction gains and losses included in Other (income) expense were losses of $10 million, $130 million and $210 million in 2011, 2010 and 2009, respectively.